Employee Stock Ownership Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2009	Dec. 31, 2011 Y	Dec. 31, 1989 Y	Jan. 30, 2009
Employee Stock Ownership Plan
Minimum requisite service period under ESOP (in years)		1
ESOP notes issued by ESOP Trust			$ 358
ESOP notes, maturity term (in years)			20
Interest rate on ESOP notes (as a percent)			8.52%
Series One ESOP Convertible Preference Stock (the ESOP Preference Stock) purchased by ESOP Trust (in shares)			7,000,000
ESOP Preference Stock, guaranteed minimum liquidation value (in dollars per share)		$ 53.45
Number of shares of common stock for each share of ESOP Preferred Stock		4.628		4.628
Annual dividend per share of common stock held by an ESOP (in dollars per share)		$ 3.9
Number of ESOP Preference Stock converted into common stock	4,000,000
Shares of common stock issued upon conversion of ESOP Preference Stock	17,000,000